Notes Payable – Related Party (Details) - Schedule of notes to their present value - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of notes to their present value [Abstract]
Balance at Beginning	$ 2,786,183	$ 4,528,549
Foreign currency adjustment	(43,742)
Proceeds
Repayments	(64,854)	(2,058,720)
Contribution benefit
Finance expense	44,097	225,196
Foreign exchange adjustment	(1,041)	91,158
Balance at Ending	2,720,643	$ 2,786,183
Current	2,085,381
Non-current	$ 635,262